1
The Gabelli Growth Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.0%
TECHNOLOGY - SOFTWARE  — 22.6%
44,000 Adobe Inc.† .............................................. $ 22,435,600
31,200 Cadence Design Systems Inc.† ................. 7,310,160
86,100 CrowdStrike Holdings Inc., Cl. A† ............. 14,411,418
17,300 Intuit Inc. ................................................. 8,839,262
337,100 Microsoft Corp. ........................................ 106,439,325
37,200 ServiceNow Inc.† ..................................... 20,793,312
5,000 Spotify Technology SA† ............................ 773,200
181,002,277
CONSUMER DISCRETIONARY  — 18.4%
452,000 Amazon.com Inc.† ................................... 57,458,240
2,260 Booking Holdings Inc.† ............................ 6,969,727
4,800 Chipotle Mexican Grill Inc.† ...................... 8,792,784
28,000 Costco Wholesale Corp. ............................ 15,818,880
50,000 Mobileye Global Inc., Cl. A† ...................... 2,077,500
70,900 Netflix Inc.† .............................................. 26,771,840
116,800 Tesla Inc.† ................................................ 29,225,696
147,114,667
TECHNOLOGY - COMPUTER SERVICES  — 14.2%
342,000 Alphabet Inc., Cl. A† ................................. 44,754,120
205,400 Alphabet Inc., Cl. C† ................................. 27,081,990
120,600 Meta Platforms Inc., Cl. A† ....................... 36,205,326
25,400 Palo Alto Networks Inc.† .......................... 5,954,776
113,996,212
TECHNOLOGY - HARDWARE AND EQUIPMENT  — 12.5%
515,400 Apple Inc. ................................................ 88,241,634
20,600 ASML Holding NV .................................... 12,126,396
100,368,030
HEALTH CARE  — 12.5%
22,400 Danaher Corp. .......................................... 5,557,440
46,400 Eli Lilly & Co. ........................................... 24,922,832
55,000 Intuitive Surgical Inc.† .............................. 16,075,950
21,000 Thermo Fisher Scientific Inc. ..................... 10,629,570
58,200 UnitedHealth Group Inc. ........................... 29,343,858
77,800 Zoetis Inc. ................................................ 13,535,644
100,065,294
FINANCIALS  — 7.9%
68,700 Mastercard Inc., Cl. A ............................... 27,199,017
25,000 MSCI Inc. ................................................. 12,827,000
99,100 Visa Inc., Cl. A .......................................... 22,793,991
62,820,008
TECHNOLOGY - SEMICONDUCTORS  — 7.0%
77,800 Lattice Semiconductor Corp.† ................... 6,685,354
112,500 NVIDIA Corp. ........................................... 48,936,375
55,621,729
INDUSTRIALS  — 2.9%
109,000 Carrier Global Corp. .................................. 6,016,800
47,700 Eaton Corp. plc ......................................... 10,173,456
Shares
Market
Value
34,000 Trane Technologies plc ............................. $ 6,898,940
23,089,196
TOTAL COMMON STOCKS .................. 784,077,413
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.0%
$ 16,430,000 U.S. Treasury Bills,
5.373% to 5.459%††,
12/14/23 to 12/28/23 ............................ 16,225,678
TOTAL INVESTMENTS — 100.0%
(Cost $327,753,643) ............................. $ 800,303,091
† Non-income producing security.
†† Represents annualized yields at dates of purchase.